General - Additional Information (Detail)	0 Months Ended		12 Months Ended					12 Months Ended		0 Months Ended
	Feb. 01, 2013 USD ($)	Feb. 01, 2013 ZAR	Dec. 31, 2013 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2013 Gold Fields Orogen Holding (BVI) Limited [Member]	Feb. 18, 2013 Gold Fields Orogen Holding (BVI) Limited [Member] USD ($)	Dec. 31, 2013 Bridge Loan Facilities [Member]	Dec. 31, 2013 Long-Term Borrowings [Member] ZAR	Feb. 01, 2013 GFLMS [Member] USD ($)
Organization Consolidation And Presentation Of Financial Statements [Line Items]
Shares subscribed	731,647,614	731,647,614
Subscription prices of shares	$ 2,012,000,000	17,246,000,000
Repayment of debt			1,025,000,000	55,400,000					500,000,000	1,996,000,000
Shares spun off ratio			The Sibanye shares were spun off in a ratio of 1:1 with Gold Fields shares and resulted in Gold Fields' shareholders holding two separate shares
Revolving credit facilities used to refinance debt								On February 18, 2013, Sibanye refinanced all of its debt which existed under the Gold Fields group debt facilities, by drawing down under the R6.0 billion (US$700 million) term loan and revolving credit facilities obtained on November 28, 2012
Excess of current liabilities over current assets			68,000,000
Financial guarantee liability			28,300,000
Guarantor obligations, face amount			$ 1,000,000,000				$ 1,000,000,000
Interest rate						4.875%	4.875%